Property, plant and equipment -Impairments (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	$ 2,827
Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	1
Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	170
Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	2,656
Property Plant And Equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	2,379
Property Plant And Equipment [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	2,379
Intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	448
Intangible assets [member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	1
Intangible assets [member] | Acquisition costs related to oil and gas prospects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	170
Intangible assets [member] | Producing and development assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairment losses (reversals) recognised	$ 277